Annual Fund Operating Expenses - Retail - Vanguard Market Liquidity Fund - Investor Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.005%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.005%